First Trust Multi-Strategy Alternative ETF Average Annual Total Returns		12 Months Ended	23 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended	79 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Credit Suisse AllHedge Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.28%	6.19%
ICE BofA 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	5.19%			2.46%		2.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.96%	11.27%	11.23%	14.53%	15.31%
First Trust Multi-Strategy Alternative ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.76%	4.93%
Performance Inception Date	Jan. 31, 2023
First Trust Multi-Strategy Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.86%	3.94%
First Trust Multi-Strategy Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	3.33%